Note 8 - Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
At January 1	$ 7,465,561	$ 13,114,951
Provision for ECLs	862,634	897,170
Write-off	(7,353,344)	(6,084,336)
Currency translation adjustments	(30,660)	(462,224)
At December 31	$ 944,191	$ 7,465,561